Valuation and Qualifying Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts Receivable - Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	$ 11,503	$ 3,390	$ 4,163
Charged to Costs and Expenses	2,561	1,184	733
Divestures/Acquisitions	40	9,845	448
Charge Offs	(803)	(1,867)	(1,391)
Recoveries	(4,353)	(889)	(520)
Currency Movement	(667)	(160)	(43)
Ending Balance	8,281	11,503	3,390
Inventories - Excess and Obsolete Allowances [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	31,823	21,317	23,954
Charged to Costs and Expenses	3,001	7,994	5,632
Divestures/Acquisitions	2,755	14,167
Charge Offs	(12,744)	(10,908)	(7,211)
Recoveries	(1,407)	(1,413)	(1,009)
Currency Movement	(897)	666	(49)
Ending Balance	22,531	31,823	21,317
Deferred Income Tax Asset - Valuation Allowance [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	157,317	10,165	7,498
Charged to Costs and Expenses	2,840	4,252	496
Divestures/Acquisitions	(14,425)	143,513	3,064
Charge Offs	(1,823)
Recoveries	(13,988)	(415)	(899)
Currency Movement	(12,850)	(198)	6
Ending Balance	$ 117,071	$ 157,317	$ 10,165